Note Investment Securities Available for Sale (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities AFS) (Parenthetical) (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Available For Sale Securities
Schedule of Available-for-sale Securities [Line Items]
Pledged Financial Instruments, Not Separately Reported, Securities	$ 6,600	$ 4,100
Securities Investment
Schedule of Available-for-sale Securities [Line Items]
Pledged Financial Instruments, Not Separately Reported, Securities for Other Debt Facilities	$ 5,600	$ 3,400